Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Jun. 15, 2024	Feb. 06, 2024
Commitments and Contingencies (Details) [Line Items]
Leases term	1 year	1 year	39 months 15 days
Operating lease right-of-use assets	$ 938	$ 938
Operating lease liability, current	146	146
Operating lease liability, noncurrent	$ 842	$ 842
Lease term	36 months	36 months
Lease discount rate	17.95%	17.95%
Variable lease expense	$ 100	$ 200
Commitments [Member]
Commitments and Contingencies (Details) [Line Items]
Operating lease right-of-use assets	$ 900	$ 900